Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities (Details) - Schedule of reconciliation of loss after income tax to net cash	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Schedule Of Reconciliation Of Loss After Income Tax To Net Cash Abstract
Loss after income tax expense for the year	$ (341,469)	$ (231,978)	$ (2,704,845)	$ (2,781,899)
Adjustments for:
Depreciation and amortisation	375,516	255,106	224,154	301,587
Share-based payments	309,256	210,092	223,171	173,134
Net gain on fair value movement of warrants	(3,768,466)	(2,560,099)
Foreign exchange differences	(428,414)	(291,037)	172,573	163,621
Lease interest	22,004	14,948	31,382	12,238
Change in operating assets and liabilities:
Decrease (increase) in trade and other receivables	88,317	59,998	(239,623)	797,104
Decrease (increase) in inventories	(347,668)	(236,188)	312,014	(277,957)
Increase in prepayments	(221,127)	(150,222)	(70,763)	5,943
Increase in trade and other payables	457,392	310,728	132,260	(412,547)
Increase (decrease) in employee benefits	(614,554)	(417,496)	115,077	41,783
Increase (decrease) in Government liabilities	909	616	(1,579)	(143,178)
Net cash used in operating activities	$ (4,468,304)	$ (3,035,532)	$ (1,806,179)	$ (2,120,171)